Related party transactions - Analysis of Related Party Payable Balances (Details) - USD ($) $ in Millions	Sep. 30, 2022		Feb. 22, 2022	Dec. 31, 2021		Feb. 10, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due to related parties - current				$ 0			$ 7
Long-term debt due to related parties				0			426
Liabilities subject to compromise			$ 6,237	6,235
Lease liability	$ 0			503		$ 1,100	426
Affiliated Entity
Related Party Transaction [Line Items]
Total related party liabilities	0			503			433
Amounts due to related parties - current	0			0			7
Long-term debt due to related parties				0			426
Liabilities subject to compromise	0			503			0
West Taurus lease liability
Related Party Transaction [Line Items]
Lease liability	0			345			147
West Linus lease liability
Related Party Transaction [Line Items]
Lease liability	0			158			142
West Hercules lease liability
Related Party Transaction [Line Items]
Lease liability				0			137
Related party loans payable | Affiliated Entity
Related Party Transaction [Line Items]
Total related party liabilities	$ 0	[1]		503	[1]		426
Trading balances | Affiliated Entity
Related Party Transaction [Line Items]
Total related party liabilities				$ 0			$ 7

[1]	On filing for Chapter 11, our prepetition related party payables were reclassified to Liabilities subject to compromise (“LSTC”) in our Consolidated Balance Sheets at December 31, 2021 (Predecessor). Upon emergence from Chapter 11 proceedings in February 2022, all LSTC balances were extinguished with a gain on settlement recognized in “Reorganization items, net”. For further information refer to Note 4 – “Fresh Start accounting”. Following emergence from Chapter 11 proceedings, SFL is no longer a related party.